Income Taxes	11 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

No provision for income taxes was recorded for the period from February 6, 2024 (inception) to December 31, 2024.

The following table summarizes the loss before income tax expense by jurisdiction for the periods indicated:

Period from February 6, 2024 (Inception) to December 31, 2024
Domestic	$(83,724)
Foreign	—
Loss before income tax expense	$(83,724)

For the period from February 6, 2024 (inception) to December 31, 2024, the Company recognized no provision or benefit from income taxes. The difference between the Company’s provision for income taxes and the amounts computed by applying the statutory federal income tax rate to income before income taxes is as follows:

Period from February 6, 2024 (Inception) to December 31, 2024
Tax benefit derived by applying the federal statutory rate to income before income taxes	(21.00)%
Permanent differences	(0.18)
Research and development credits	(3.41)
Other	(0.87)
Change in the valuation allowance	25.46
Income tax (benefit) expense	0.00%

The components of the deferred tax assets and liabilities consist of the following (in thousands):

December 31, 2024
Deferred tax assets
Net operating loss carryforwards	$2,260
Research and development credits	3,080
Stock-based compensation	3,063
Accruals and other	424
Lease liability	203
Intangibles	1,477
Capitalized R&D expenses	10,994
Total deferred tax assets	21,501
Deferred tax liabilities
Right- of- use asset	(184)
Total deferred tax liabilities	(184)
Less valuation allowance	(21,317)
Deferred tax assets, net	$—

The Company has established a full federal and state valuation allowance equal to the net deferred tax assets due to uncertainties regarding the realization of the deferred tax asset based on the Company’s lack of earnings history. The valuation allowance increased by $21.3 million primarily due to continuing loss from operations.

December 31, 2024
Beginning balance as of February 6, 2024	$—
Change in valuation allowance	21,317
Ending balance as of December 31, 2024	$21,317

As of December 31, 2024, the Company had U.S. net operating loss carryforwards (“NOL”) of $10.8 million. The federal NOL carryforwards do not expire and can be utilized to offset up to 80% of the taxable income in any tax year. For the period from February 6, 2024 (inception) to December 31, 2024 the Company had federal tax credit carryforwards and state tax credit carryforwards of $3.8 million and $0.4 million, respectively. The federal credits will expire starting in 2044 if not utilized, and the state research credit can be carried forward indefinitely.

The Tax Reform Act of 1986 limits the use of net operating loss carryforwards in certain situations where changes occur in the stock ownership of a company. The annual limitation may result in the expiration of net operating losses and credits before utilization. The Company has not performed a Section 382 analysis through December 31, 2024. To the extent that an assessment is completed in the future, the Company’s ability to utilize tax attributes could be restricted on a year-by-year basis and certain attributes could expire before they are utilized. The Company will examine the impact of any potential ownership changes in the future.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Beginning balance as of February 6, 2024	$—
Changes related to tax positions taken in the current year	1,047
Ending balance as of December 31, 2024	$1,047

The Company includes penalties and interest expense related to income taxes as a component of income tax expense, as necessary. As of December 31, 2024, the Company had no accrued interest or penalties related to uncertain tax positions.

The Company will be filing initial year income tax returns in the United States federal jurisdiction and state jurisdictions. Due to net operating loss carryforwards, the statute of limitations will remain open for income tax examination.